MARKETABLE SECURITIES - Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended	6 Months Ended
	Jun. 10, 2022 shares	May 28, 2022 shares	Aug. 31, 2022 shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Jul. 31, 2022	Jun. 08, 2022 $ / shares
Debt and Equity Securities, FV-NI [Line Items]
Marketable securities acquired						$ 0	$ 357
Euronav | Subsequent event
Debt and Equity Securities, FV-NI [Line Items]
Stock exchange ratio								1.45
Avance Gas
Debt and Equity Securities, FV-NI [Line Items]
Unrealized (loss)/gain on investments						$ 600
Number of marketable securities (in shares) | shares						400,000
SFL
Debt and Equity Securities, FV-NI [Line Items]
Unrealized (loss)/gain on investments						$ 100
Number of marketable securities (in shares) | shares						100,000
Euronav
Debt and Equity Securities, FV-NI [Line Items]
Unrealized (loss)/gain on investments				$ 7,800	$ 4,700	$ 12,500
Stock acquired during the period (shares) | shares	7,708,908	5,955,705		13,664,613	13,664,613	13,664,613
Ownership interest acquired in investment	3.82%	2.95%
Stock exchange ratio	1.395	1.4
Dividends receivable (in USD per share) | $ / shares									$ 0.06
Stock exchange liability, shares issuable (in shares) | shares	10,753,924	8,337,986
Transaction date fair value of marketable securities acquired						$ 167,700
Marketable securities acquired						175,500
Marketable securities, fair value				$ 163,000	$ 163,000	163,000
Euronav | Subsequent event
Debt and Equity Securities, FV-NI [Line Items]
Stock issued during period (in shares) | shares			19,091,910
Other marketable securities
Debt and Equity Securities, FV-NI [Line Items]
Unrealized (loss)/gain on investments						$ 700